UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number (811-05037)
                                                    -----------

                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
               (Exact name of registrant as specified in charter)

                            615 EAST MICHIGAN STREET
                            ------------------------
                              MILWAUKEE, WI 53202
                              --------------------
              (Address of principal executive offices) (Zip code)

                                ROBERT M. SLOTKY
                                ----------------
                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
                        2020 E. FINANCIAL WAY, STE. 100
                        -------------------------------
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)

                                 (414) 765-5348
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end:   JUNE 30, 2006
                           -------------

Date of reporting period:  DECEMBER 31, 2005
                           -----------------

ITEM 1. REPORT TO STOCKHOLDERS.
------------------------------

LEONETTI & ASSOCIATES, INC.
PRIVATE FINANCIAL ADVISORS

THE LEONETTI FUND

SEMI-ANNUAL REPORT

December 31, 2005

(LEONETTI & ASSOCIATES, INC. LOGO)

                                                               THE LEONETTI FUND

(LEONETTI & ASSOCIATES, INC. LOGO)

Dear Shareholders,

The Leonetti Fund's return of 4.83% slightly exceeded the S&P 500's return of 4.78% (without dividends included) and the Lipper Balanced Fund Index return of 4.68% for the first six months of the Fund's fiscal year. This improved performance was mostly due to changes that we made in the fourth quarter in managing your Fund. The main change, other than the name of the Fund, was the ability to use and greatly increase the level of exposure to exchange traded funds (ETFs). The flexibility of more exposure to ETFs provides us a way to target sectors or areas of the market that we believe will provide stronger performance than the general market. Broader use of ETFs will also allow broad exposure to segments of the market that might be difficult to match with individual common stocks.

THE ETFS THAT YOUR FUND HOLDS AS OF DECEMBER 31, 2005, THEIR EXCHANGE SYMBOL, AND WHAT THEY REPRESENT ARE AS FOLLOWS:

     Diamonds Trust Series I (DIA) - Portfolio of Dow Jones Industrial Average Common Stocks

     iShares Dow Jones Transportation Average Index Fund (IYT) - Tracks the Dow Jones Transportation Average

     iShares Russell 2000 Index Fund (IWM) - Representing small capitalization stocks that make up the Russell 2000 Index

     MidCap SPDR Trust Series I (MDY) - Tracks the S&P Midcap 400 Index

     Nasdaq-100 Tracking Stock (QQQQ) - Tracking stock that tracks the Nasdaq 100 Index

     Oil Service HOLDRS Trust (OIH) - Twenty companies that are involved in various aspects of the oil service industry

     Technology Select SPDR Fund (XLK) - Tracks the Technology sector of the S&P 500 Index

As of December 31, 2005, the ETFs in The Leonetti Fund accounted for just under 19% of the Fund's assets. This compares to the 2% exposure on June 30, 2005. Other changes we made, which we believe have had and will continue to have a positive impact on the performance of your Fund, include: broadening the number of holdings by buying smaller positions, building larger positions in stocks that are performing in a positive manner, and having less tolerance for positions that have moved against us.

As of December 31, 2005, your Fund's portfolio exposure was 70% equity, 26% fixed income and 4% cash or cash equivalents. The Leonetti Fund's ten largest equity holdings in order were:

UnitedHealth Group, Inc. (UNH)
Sunrise Senior Living, Inc. (SRZ)
Dean Foods Co. (DF)
Bank of America Corp. (BAC)
MidCap SPDR Trust Series I (MDY)
Eaton Corp. (ETN)
iShares Russell 2000 Index Fund (IWM)
United Technologies Corp. (UTX)
Target Corp. (TGT)
Diamonds Trust Series I (DIA)

Your Fund's fixed income holdings remained in the under-two-year maturity range. The fixed income holdings consisted of a mixture of U.S. Treasury obligations and corporate notes.

As the second half of 2005 comes to a close, it will be remembered for a record-setting hurricane season that saw hurricanes Katrina, Rita and Wilma cause tremendous damage to the areas that were impacted by them. The year also provided record high energy prices as oil prices were first bumped higher early in the year on increased foreign demand, and then sharply higher as the hurricanes caused supply disruptions from the drillers, shippers and refiners.

The economy was able to provide continued strong growth even during this period of higher energy prices and hurricane damage. As impressive as that strength was, the economy remained resilient even in the midst of a cooling housing market and consecutive interest rate hikes by the Federal Reserve.

The second half of your Fund's fiscal year echoes many of the concerns from the first half, especially higher oil prices, Iraq, the housing market, economic growth and interest rates. Unlike the past six months, when most of the concerns in the financial markets centered on energy prices, this year it seems likely that the major concerns will swirl around home building and home prices. It is likely some areas of the country will see a significant (15-25%) decline in prices, but most areas will be just slightly impacted. Our expectation is that no area will experience the crash scenarios that some doomsayers project. Just how all of this will affect the financial markets remains to be seen, yet it surely will provide investors with many opportunities and some pitfalls in 2006.

We appreciate your continued confidence in the Leonetti Fund.

Craig Johnson
Portfolio Manager
Leonetti & Associates, Inc.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

Opinions expressed are those of Craig T. Johnson and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell securities.

The report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

The Fund invests in smaller companies, which involve additional risks such as limited liquidity and greater volatility. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. The Fund may invest in ETFs and the investor will indirectly bear the principal risks and expenses of the underlying funds.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The Lipper Balanced Fund Index is an unmanaged index composed of the 30 largest mutual funds whose primary objective is to conserve principal by maintaining a balanced portfolio of stocks and bonds. You cannot invest directly in an index.

Fund holdings and portfolio exposures are subject to change and should not be considered a recommendation to buy or sell any security. Please refer to the schedule of investments in the report for complete holdings information.

Quasar Distributors, LLC, Distributor (3/06)

EXPENSE EXAMPLE for the Six Months Ended December 31, 2005 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (7/1/05 - 12/31/05).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values based on actual returns and actual expenses. Although the Fund charges no sales load or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund's transfer agent. If you request that a redemption be made by wire transfer, currently, the Fund's transfer agent charges a $15.00 fee. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds may vary. These expenses are not included in the example below. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                           Beginning        Ending           Expenses Paid
                            Account         Account        During the Period
                         Value 7/1/05   Value 12/31/05  7/1/05 - 12/31/05*<F1>
                         ------------   --------------   ---------------------
Actual                      $1,000          $1,048              $11.93
Hypothetical (5% annual
  return before expenses)    1,000           1,014               11.72

*<F1> Expenses are equal to the Fund's annualized expense ratio of 2.31% multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year period).

PORTFOLIO ALLOCATION at December 31, 2005 (Unaudited)

Exchange Traded Funds                        18.8%
Equity Securities                            51.0%
Bonds                                        25.8%
Cash*<F2>                                     4.4%

*<F2>  Cash equivalents and other assets less liabilities.

SCHEDULE OF INVESTMENTS at December 31, 2005 (Unaudited)

  SHARES                                                              VALUE
  ------                                                              -----
COMMON STOCKS: 51.0%

BANKS: 6.4%
    12,000     Bank of America Corp.                               $   553,800
     8,000     Barclays PLC - ADR                                      336,640
                                                                   -----------
                                                                       890,440
                                                                   -----------

CAPITAL GOODS: 9.0%
     7,000     Briggs & Stratton Corp.                                 271,530
     8,000     Eaton Corp.                                             536,720
     8,000     United Technologies
                 Corp.                                                 447,280
                                                                   -----------
                                                                     1,255,530
                                                                   -----------

CONSUMER DURABLES & APPAREL: 1.8%
     8,000     Koninklijke Philips
                 Electronics NV -
                 New York Shares                                       248,800
                                                                   -----------

DIVERSIFIED FINANCIALS: 3.1%
     5,000     The Charles
                 Schwab Corp.                                           73,350
     3,000     Legg Mason, Inc.                                        359,070
                                                                   -----------
                                                                       432,420
                                                                   -----------

FOOD & STAPLES RETAILING: 1.7%
     6,000     Central European
                 Distribution Corp. (a)<F3>                            240,840
                                                                   -----------

FOOD BEVERAGE & TOBACCO: 4.0%
    15,000     Dean Foods Co. (a)<F3>                                  564,900
                                                                   -----------

HEALTH CARE EQUIPMENT & SERVICES: 13.9%
     3,500     Aetna, Inc.                                             330,085
    20,000     Sunrise Senior
                 Living, Inc. (a)<F3>                                  674,200
    15,000     UnitedHealth
                 Group, Inc.                                           932,100
                                                                   -----------
                                                                     1,936,385
                                                                   -----------

MATERIALS: 1.1%
     4,000     Ball Corp.                                              158,880
                                                                   -----------

RETAILING: 3.1%
     8,000     Target Corp.                                            439,760
                                                                   -----------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 3.9%
    10,000     Freescale Semiconductor,
                 Inc. - Class A (a)<F3>                                251,900
     8,000     Nvidia Corp. (a)<F3>                                    292,480
                                                                   -----------
                                                                       544,380
                                                                   -----------

SOFTWARE & SERVICES: 3.0%
     1,000     Google, Inc. -
                 Class A (a)<F3>                                       414,860
                                                                   -----------
TOTAL COMMON STOCKS
  (Cost $5,232,293)                                                  7,127,195
                                                                   -----------

INVESTMENT COMPANIES: 18.8%

EXCHANGE TRADED FUNDS: 18.8%
     4,000     DIAMONDS Trust
                 Series I                                              427,800
     4,000     iShares Dow Jones
                 Transportation Average
                 Index Fund                                            301,680
     7,000     iShares Russell 2000
                 Index Fund                                            466,830
     4,000     MidCap SPDR Trust
                 Series I                                              538,760
    10,000     Nasdaq-100 Index
                 Tracking Stock                                        404,200
     2,200     Oil Service
                 HOLDRS Trust                                          283,580
    10,000     Technology Select
                 Sector SPDR Fund                                      209,000
                                                                   -----------
TOTAL INVESTMENT COMPANIES
  (Cost $2,560,048)                                                  2,631,850
                                                                   -----------

 PRINCIPAL
  AMOUNT
 ---------
CORPORATE BONDS: 14.4%

DIVERSIFIED FINANCIALS: 2.8%
$  400,000     General Motors
                 Acceptance Corp.
                 6.125%, 09/15/2006                                    388,606

TECHNOLOGY HARDWARE & EQUIPMENT: 7.2%
 1,000,000     Hewlett-Packard Co.
                 5.750%, 12/15/2006                                  1,008,591

TELECOMMUNICATION SERVICES: 4.4%
   600,000     Verizon Global
                 Funding Corp.
                 6.125%, 06/15/2007                                    610,402
                                                                   -----------
TOTAL CORPORATE BONDS
  (Cost $1,993,763)                                                  2,007,599
                                                                   -----------

U.S. TREASURY OBLIGATIONS: 11.4%

U.S. TREASURY NOTES: 11.4%
   600,000     4.625%, 05/15/2006                                      600,797
 1,000,000     4.250%, 11/30/2007                                      997,383
                                                                   -----------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $1,597,421)                                                  1,598,180
                                                                   -----------

SHORT-TERM INVESTMENTS: 4.5%

US GOVERNMENT AGENCY ISSUE: 4.5%
   623,000     Federal Home Loan
                 Bank Discount Note
                 2.650%, 1/3/06                                        622,891
                                                                   -----------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $622,891)                                                      622,891
                                                                   -----------
TOTAL INVESTMENTS
  (Cost $12,006,416): 100.1%                                        13,987,715
Liabilities in Excess
  of Other Assets: (0.1)%                                               (8,054)
                                                                   -----------
TOTAL NET ASSETS: 100.0%                                           $13,979,661
                                                                   -----------
                                                                   -----------

ADR  American Depositary Receipt.
(a)<F3>  Non-income producing security.

See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES at December 31, 2005 (Unaudited)

ASSETS
   Investments in securities, at value (cost $12,006,416)          $13,987,715
   Receivables:
       Dividends and interest                                           26,211
       Fund shares sold                                                     25
   Prepaid expenses                                                      5,998
                                                                   -----------
           Total assets                                             14,019,949
                                                                   -----------

LIABILITIES
   Payables:
       Fund shares redeemed                                                440
       Advisory fees                                                    10,562
       Administration fees                                                 375
       Custody fees                                                      1,081
       Fund accounting fees                                              4,343
       Transfer agent fees                                              10,496
       Chief compliance officer fees                                       833
   Accrued expenses                                                     12,158
                                                                   -----------
           Total liabilities                                            40,288
                                                                   -----------

   NET ASSETS                                                      $13,979,661
                                                                   -----------
                                                                   -----------
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
     ($13,979,661/983,620; unlimited number of shares
     authorized without par value)                                      $14.21
                                                                        ------
                                                                        ------

COMPONENTS OF NET ASSETS
   Paid-in capital                                                 $12,325,593
   Accumulated net investment loss                                      (1,876)
   Accumulated net realized loss on investments                       (325,355)
   Net unrealized appreciation on investments                        1,981,299
                                                                   -----------
           Net assets                                              $13,979,661
                                                                   -----------
                                                                   -----------

See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS For the Six Months Ended December 31, 2005 (Unaudited)

INVESTMENT INCOME
   Income
       Interest                                                       $125,466
       Dividends                                                        45,154
                                                                      --------
           Total income                                                170,620
                                                                      --------
   Expenses
       Advisory fees                                                    74,745
       Transfer agent fees                                              21,088
       Administration fees                                              15,399
       Fund accounting fees                                             14,051
       Registration fees                                                11,817
       Audit fees                                                        7,764
       Reports to shareholders                                           7,562
       Legal fees                                                        5,294
       Miscellaneous                                                     4,978
       Custody fees                                                      3,778
       Trustee fees                                                      2,790
       Chief compliance officer fees                                     2,500
       Insurance expense                                                   712
                                                                      --------
           Total expenses                                              172,478
                                                                      --------
               NET INVESTMENT LOSS                                      (1,858)
                                                                      --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain on investments                                    492,958
   Change in net unrealized appreciation on investments                223,464
                                                                      --------
       Net realized and unrealized gain on investments                 716,422
                                                                      --------
           NET INCREASE IN NET ASSETS
             RESULTING FROM OPERATIONS                                $714,564
                                                                      --------
                                                                      --------

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                        SIX MONTHS ENDED       YEAR ENDED
                                                     DECEMBER 31, 2005#<F5>  JUNE 30, 2005
                                                     ----------------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment income (loss)                            $    (1,858)        $    47,092
   Net realized gain on investments                            492,958             399,334
   Change in net unrealized
     appreciation on investments                               223,464            (543,772)
                                                           -----------         -----------
       NET INCREASE (DECREASE) IN NET ASSETS
         RESULTING FROM OPERATIONS                             714,564             (97,346)
                                                           -----------         -----------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                  (47,092)            (73,471)
                                                           -----------         -----------
       TOTAL DISTRIBUTIONS TO SHAREHOLDERS                     (47,092)            (73,471)
                                                           -----------         -----------

CAPITAL SHARE TRANSACTIONS
   Net decrease in net assets derived from
     net change in outstanding shares (a)<F4>               (2,810,661)         (4,469,204)
                                                           -----------         -----------
       TOTAL INCREASE (DECREASE) IN NET ASSETS              (2,143,189)         (4,640,021)
                                                           -----------         -----------

NET ASSETS
   Beginning of period                                      16,122,850          20,762,871
                                                           -----------         -----------
   END OF PERIOD                                           $13,979,661         $16,122,850
                                                           -----------         -----------
                                                           -----------         -----------

(a)<F4>  A summary of capital share transactions is as follows:

                              SIX MONTHS ENDED                YEAR ENDED
                           DECEMBER 31, 2005#<F5>           JUNE 30, 2005
                           ----------------------       ---------------------
                            Shares       Value          Shares        Value
                            ------       -----          ------        -----
Shares sold                  10,268    $   141,729       18,458    $   252,407
Shares issued
  in reinvestment
  of distributions            3,242         46,720        5,185         73,007
Shares redeemed            (215,499)    (2,999,110)    (351,788)    (4,794,618)
                           --------    -----------     --------    -----------
Net decrease               (201,989)   $(2,810,661)    (328,145)   $(4,469,204)
                           --------    -----------     --------    -----------
                           --------    -----------     --------    -----------

#<F5>  Unaudited.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period

                                          SIX MONTHS ENDED                           YEAR ENDED JUNE 30,
                                            DECEMBER 31,       ----------------------------------------------------------------
                                             2005#<F6>         2005           2004           2003           2002           2001
                                             ---------         ----           ----           ----           ----           ----
Net asset value,
  beginning
  of period                                    $13.60         $13.72         $12.49         $13.25         $14.27         $17.78
                                               ------         ------         ------         ------         ------         ------
INCOME FROM INVESTMENT OPERATIONS:
     Net investment
       income                                    0.01           0.05           0.05           0.09           0.12           0.13
     Net realized and
       unrealized gain
       (loss) on
       investments                               0.65          (0.11)          1.25          (0.71)         (0.89)         (2.25)
                                               ------         ------         ------         ------         ------         ------
Total from
  investment
  operations                                     0.66          (0.06)          1.30          (0.62)         (0.77)         (2.12)
                                               ------         ------         ------         ------         ------         ------
LESS DISTRIBUTIONS:
     From net
       investment
       income                                   (0.05)         (0.06)         (0.07)         (0.14)         (0.12)         (0.06)
     From net
       realized gain                               --             --             --             --          (0.13)         (1.33)
                                               ------         ------         ------         ------         ------         ------
Total
  distributions                                 (0.05)         (0.06)         (0.07)         (0.14)         (0.25)         (1.39)
                                               ------         ------         ------         ------         ------         ------
Net asset value,
  end of period                                $14.21         $13.60         $13.72         $12.49         $13.25         $14.27
                                               ------         ------         ------         ------         ------         ------
                                               ------         ------         ------         ------         ------         ------
Total return                                     4.83%^<F8>    (0.48)%        10.42%         (4.61)%        (5.36)%       (12.48)%

RATIOS/SUPPLEMENTAL DATA:
     Net assets,
       end of period
       (millions)                               $14.0          $16.1          $20.8          $22.1          $25.5          $28.0
     Ratio of expenses
       to average
       net assets                                2.31%+<F7>     1.96%          1.82%          1.94%          1.86%          1.69%
     Ratio of net
       investment
       income to
       average net
       assets                                   (0.02)%+<F7>    0.25%          0.33%          0.66%          0.87%          0.79%
     Portfolio
       turnover rate                            55.72%^<F8>    90.62%         87.85%         70.34%         80.69%        115.03%

#<F6>     Unaudited.
+<F7>     Annualized.
^<F8>     Not Annualized.

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS at December 31, 2005 (Unaudited)

NOTE 1 - ORGANIZATION

 The Leonetti Fund (the "Fund") is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Fund began operations on August 1, 1995.
The investment objective of the Fund is to seek total return through a combination of income and capital growth, consistent with preservation of capital.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

 The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

 A. Security Valuation. Securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded on Nasdaq shall be valued using the Nasdaq Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities that are not traded on Nasdaq shall be valued at the most recent trade price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

     U.S. Government securities with less than 60 days remaining to maturity when acquired by the Fund are valued on an amortized cost basis. U.S. Government securities with more than 60 days remaining to maturity are valued at the current market value (using the mean between the bid and asked price) until the 60th day prior to maturity, and are then valued at amortized cost based upon the value on such date unless the Board determines during such 60-day period that this amortized cost basis does not represent fair value. Short-term investments are stated at cost which, when combined with accrued interest, approximates market value.

 B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provisions are required.

     At June 30, 2005, the Fund had a capital loss carryforward of $818,313 expiring in 2011. Under current tax laws, losses after October 31 may be deferred and treated as occurring on the first business day of the following fiscal year. The Fund had no post-October losses.

 C. Security Transactions, Dividend Income and Distributions. Security transactions are accounted for on the trade date. The cost of securities sold is determined on a first-in, first-out basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Discounts and premiums on securities purchased are amortized using the straight line method, which is effectively the same as the interest method. Interest income is recorded on an accrual basis.

 D. Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

 Leonetti & Associates, Inc. (the "Advisor") provides the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% of the average daily net assets of the Fund. For the six months ended December 31, 2005, the Leonetti Fund incurred $74,745 in advisory fees.

 U.S. Bancorp Fund Services, LLC ("USBFS"), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund's Administrator and, in that capacity, performs various administrative and accounting services for the Fund. USBFS also serves as the Fund's Accountant, Transfer Agent, dividend disbursing agent and registrar. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountant; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals.

 For its services, the Administrator receives a monthly fee at the following annual rate:

     Under $15 million                  $30,000
     $15 to $50 million                 0.20% of average daily net assets
     $50 to $100 million                0.15% of average daily net assets
     $100 to $150 million               0.10% of average daily net assets
     Over $150 million                  0.05% of average daily net assets

 For the six months ended December 31, 2005, the Leonetti Fund incurred $15,399 in administration fees.

 U.S. Bank, N.A., an affiliate of the Administrator, serves as custodian to the Fund.

 Quasar Distributors, LLC, (the "Distributor"), acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

 Certain officers of the Trust are also officers and/or directors of the Administrator and Distributor.

 For the six months ended December 31, 2005, the Leonetti Fund was allocated $2,500 in Chief Compliance Officer fees.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

 The cost of purchases and the proceeds from the sale of securities for the six months ended December 31, 2005 excluding short-term investments, were $6,564,318 and $10,012,514, respectively, for the Leonetti Fund.

 The cost of purchases and the proceeds from sales of U.S. Government and Government Agency obligations for the six months ended December 31, 2005 excluding short-term investments, were $998,047 and $0 respectively.

NOTE 5 - DISTRIBUTIONS TO SHAREHOLDERS

 On December 14, 2005, a dividend of $0.0480 per share was declared for the Leonetti Fund. The dividend was paid on December 15, 2005, to shareholders of record on December 14, 2005.

 The tax character of distributions paid during the years ended June 30, 2006 and 2005 was as follows:

                                      2006           2005
                                      ----           ----
  Distributions paid from:
     Ordinary income                $47,092        $73,470
     Long-term capital gain            --             --

 As of June 30, 2005, the components of accumulated earnings/(losses) on a tax basis were as follows:

 Cost of investments                                       $14,378,821
                                                           -----------

 Gross tax unrealized appreciation                           2,032,159
 Gross tax unrealized depreciation                            (274,324)
                                                           -----------
 Net tax unrealized appreciation                           $ 1,757,835
                                                           -----------
                                                           -----------

 Cumulative tax cost adjustments                           $        --
 Undistributed ordinary income                             $    47,074
 Undistributed long-term capital gain                               --
                                                           -----------
 Total distributable earnings                              $    47,074
                                                           -----------
                                                           -----------
 Other accumulated losses                                  $  (813,313)
                                                           -----------
 Total accumulated gains                                   $   986,596
                                                           -----------
                                                           -----------

MANAGEMENT OF THE FUND (Unaudited)

 The Trustees are responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund. The Trustees, in turn, elect the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current Trustees and officers of the Trust, their dates of birth and positions with the Trust, term of office with the Trust and length of time served, their principal occupations for the past five years and other directorships held are set forth in the table below.

                                                                                                  NUMBER OF
                                                                                                  PORTFOLIOS
                            TERM OF      PRINCIPAL                                                IN FUND
                            POSITION     OFFICE AND     OCCUPATION                                COMPLEX**<F10>   OTHER
NAME, ADDRESS               WITH         LENGTH OF      DURING PAST                               OVERSEEN         DIRECTORSHIPS
AND AGE                     THE TRUST    TIME SERVED    FIVE YEARS                                BY TRUSTEES      HELD
-------------               ---------    -----------    -----------                               --------------   -------------
                                                 INDEPENDENT TRUSTEES OF THE TRUST
                                                 ---------------------------------
Dorothy A. Berry*<F9>       Chairman     Indefinite     President, Talon                          1                None.
(born 1943)                 and          Term           Industries, Inc.
2020 E. Financial Way       Trustee      since          (administrative,
Suite 100                                May 1991.      management and business
Glendora, CA 91741                                      consulting); formerly
                                                        Chief Operating Officer,
                                                        Integrated Asset
                                                        Management (investment
                                                        advisor and manager) and
                                                        formerly President, Value
                                                        Line, Inc. (investment
                                                        advisory and financial
                                                        publishing firm).

Wallace L. Cook*<F9>        Trustee      Indefinite     Financial Consultant,                     1                None.
(born 1939)                              Term           formerly Senior Vice
2020 E. Financial Way                    since          President, Rockefeller
Suite 100                                May 1991.      Trust Co.; Financial
Glendora, CA 91741                                      Counselor, Rockefeller
                                                        & Co.

Carl A. Froebel*<F9>        Trustee      Indefinite     Owner, Golf Adventures,                   1                None.
(born 1938)                              Term           LLC, (Vacation Services).
2020 E. Financial Way                    since          Formerly President and
Suite 100                                May 1991.      Founder, National Investor
Glendora, CA 91741                                      Data Services, Inc.
                                                        (investment related
                                                        computer software).

Rowley W.P. Redington*<F9>  Trustee      Indefinite     President; Intertech                      1                None.
(born 1944)                              Term           Computer Services Corp.
2020 E. Financial Way                    since          (computer services and
Suite 100                                May 1991.      consulting).
Glendora, CA 91741

Steven J. Paggioli*<F9>     Trustee      Indefinite     Consultant since July                     1                Trustee,
(born 1950)                              Term           2001; formerly, Executive                                  Managers Funds;
2020 E. Financial Way                    since          Vice President, Investment                                 Trustee,
Suite 100                                May 1991.      Company Administration,                                    Managers AMG
Glendora, CA 91741                                      LLC ("ICA") (mutual fund                                   Funds; Director,
                                                        administrator).                                            Guardian
     Mutual Funds.

                                                       OFFICERS OF THE TRUST
                                                       ---------------------
Robert M. Slotky            President    Indefinite     Vice President, U.S.                      1                Not
(born 1947)                              Term since     Bancorp Fund Services,                                     Applicable.
2020 E. Financial Way                    August 2002.   LLC since July 2001;
Suite 100                   Chief        Indefinite     formerly, Senior Vice
Glendora, CA 91741          Compliance   Term since     President, ICA (May
                            Officer      September      1997-July 2001).
                                         2004.

Eric W. Falkeis             Treasurer    Indefinite     Vice President, U.S.                      1                Not
(born 1973)                              Term since     Bancorp Fund Services,                                     Applicable.
615 East Michigan St.                    August 2002.   LLC since 1997; Chief
Milwaukee, WI 53202                                     Financial Officer, Quasar
                                                        Distributors, LLC since 2000.

Angela L. Pingel            Secretary    Indefinite     Counsel, U.S. Bancorp                     1                Not
(born 1971)                              Term since     Fund Services LLC since                                    Applicable.
615 East Michigan St.                    December       2004; formerly, Associate,
Milwaukee, WI 53202                      2005.          Krukowski & Costello, S.C.,
                                                        (2002-2004); formerly, Vice
                                                        President - Investment
                                                        Operations, Heartland
                                                        Advisors, Inc. (1994-2002).

  *<F9> Denotes those Trustees of the Trust who are not "interested persons" of the Trust as defined under the 1940 Act ("Interested Trustees").
**<F10> The Trust is comprised of numerous series managed by unaffiliated investment advisors. The term "Fund Complex" applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor does it share the same investment advisor with any other series.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

 At a meeting held on August 17, 2005, the Board (including the Independent Trustees) considered and approved the continuance of the Advisory Agreement for the period ending August 31, 2006. Prior to the meeting, the Independent Trustees had requested detailed information from the Advisor regarding the Fund. This information together with the information provided to the Independent Trustees throughout the course of year formed the primary (but not exclusive) basis for the Board's determinations. Below is a summary of the factors considered by the Board and the conclusions thereto that formed the basis for the Board approving the continuance of the Advisory Agreement:

 1. THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISOR UNDER THE ADVISORY AGREEMENT. The Board considered the Advisor's specific responsibilities in all aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel at the Advisor involved in the day-to-day activities of the Fund. The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor's compliance record, and the Advisor's business continuity plan. The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board's knowledge of the Advisor's operations, and noted that during the course of the prior year they had met with the Advisor in person to discuss various marketing and compliance topics. The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality, cost and extent of such management services are satisfactory and reliable.

 2. THE FUND'S HISTORICAL YEAR-TO-DATE PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISOR. In assessing the quality of the portfolio management delivered by the Advisor, the Trustees reviewed the short-term and long-term performance of the Fund on both an absolute basis, and in comparison to its peer funds as classified by Lipper.

     The Board noted that although the Fund's performance figures were below the median for its peer group for all relevant periods, the performance for the Fund was not outside of the range of its peer group for any period. Furthermore, the Trustees were satisfied that the Advisor had identified the cause of underperformance and had, or would take, certain steps to improve performance, including adjustments to the Fund's investment strategy and/or strengthening its portfolio management staff. It was then noted that the Advisor had previously presented a proposal for restructuring the portfolio management responsibilities in response to continued questions and concerns from the Board regarding past performance.

     The Trustees concluded that the Advisor's performance was satisfactory. They also noted that during the course of the prior year they had met with the Advisor in person to discuss various performance topics. The Board concluded that it was satisfied with the Fund's overall performance record.

 3. THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISOR AND THE STRUCTURE OF THE ADVISOR'S FEES UNDER THE ADVISORY AGREEMENT. In considering the advisory fee and total fees and expenses of the Fund, the Board reviewed comparisons to its peer funds and separate accounts for other types of clients advised by the Advisor, as well as all expense waivers and reimbursements.

     The Board noted that although the Advisor had not contractually agreed to waive and/or reimburse Fund expenses, the Advisor had consistently maintained an annual expense ratio in line with its peer group. The Board also considered that almost all of the Fund's shareholders also are separate account clients of the Advisor, and that the Advisor does not charge a separate management fee to firm clients that are shareholders of the Fund. Furthermore, the Trustees noted that, while the Fund's advisory fee and total expense ratio were above its peer group median, the expense structure was in line with the fees charged by the Advisor to its other investment management clients and were not excessive. The Board concluded that the fees paid were fair and reasonable.

 4. ECONOMIES OF SCALE. The Board also considered that economies of scale would be expected to be realized by the Advisor as the assets of the Fund grow. The Board concluded that there were no effective economies of scale to be shared by the Advisor at current asset levels, but considered revisiting this issue in the future as circumstances changed and asset levels increased.

 5. THE PROFITS TO BE REALIZED BY THE ADVISOR AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUND. The Board reviewed the Advisor's financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Fund. The Board considered the Advisor's profitability report as well as the additional benefits derived by the Advisor from its relationship with the Fund, namely benefits received in exchange for "soft dollars". After such review, the Board determined that the profitability rates to the Advisor with respect to the Advisory Agreement are not excessive, and that the Advisor had maintained adequate profit levels to support the services to the Fund.

 No single factor was determinative of the Board's decision to approve the continuance of the Advisory Agreement, but rather the Trustees based their determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangements with the Advisor, including the advisory fee, were fair and reasonable to the Fund, and that the Fund's shareholders received reasonable value in return for the advisory fees paid. The Board (including a majority of the Independent Trustees) therefore determined that the continuance of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Leonetti Fund files its complete schedule of portfolio holdings for its first and third quarters with the SEC on Form N-Q. The Fund's Form N-Q is available without charge, upon request, by calling (800) 537-3585. Furthermore, you can obtain the Form N-Q on the SEC's website at www.sec.gov.
                                                    -----------

INFORMATION ABOUT PROXY VOTING (Unaudited)

Information regarding how the Leonetti Fund votes proxies relating to portfolio securities is available without charge, upon request, by calling toll-free at
(800) 537-3585, or by accessing the SEC's website at www.sec.gov.  Information
                                                     -----------
regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 is available by calling
(800) 537-3585 or through the SEC's website at www.sec.gov.
                                               -----------

                                    ADVISOR
                          LEONETTI & ASSOCIATES, INC.
                         1130 Lake Cook Road, Suite 300
                            Buffalo Grove, IL 60089
                             www.leonettiassoc.com

                                  DISTRIBUTOR
                            QUASAR DISTRIBUTORS, LLC
                            615 East Michigan Street
                              Milwaukee, WI 53202

                                   CUSTODIAN
                                U.S. BANK, N.A.
                               425 Walnut Street
                             Cincinnati, OH  45202

                                 TRANSFER AGENT
                        U.S. BANCORP FUND SERVICES, LLC
                            615 East Michigan Street
                              Milwaukee, WI 53202
                                 (800) 537-3585

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                            TAIT, WELLER & BAKER LLP
                         1818 Market Street, Suite 2400
                            Philadelphia, PA  19103

                                 LEGAL COUNSEL
                     PAUL, HASTINGS, JANOFSKY & WALKER, LLP
                          55 Second Street, 24th Floor
                         San Francisco, CA  94105-3441

                               The Leonetti Fund
                                 Symbol - LEONX
                               CUSIP - 742935828

ITEM 2. CODE OF ETHICS.
-----------------------

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
------------------------------------------------------------------------

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASES.
---------------------------------

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

The registrant has adopted a nominating committee charter that contains the procedures by which shareholders may recommend nominees to the registrant's board of trustees. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees for the period.

ITEM 11. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b) There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
-----------------

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Professionally Managed Portfolios
                   ----------------------------------------------

     By (Signature and Title) /s/ Robert M. Slotky
                              -----------------------------------
                              Robert M. Slotky, President

     Date      March 3, 2006
            -----------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)*<F11> /s/ Robert M. Slotky
                                    -----------------------------
                                    Robert M. Slotky, President

     Date      March 3, 2006
            -----------------------------------------------------

     By (Signature and Title)*<F11> /s/ Eric W. Falkeis
                                    -----------------------------
                                    Eric W. Falkeis, Treasurer

     Date      March 3, 2006
            -----------------------------------------------------

*<F11> Print the name and title of each signing officer under his or her signature.